INCOME TAXES - Reconciliation of Statutory and Effective Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Abstract]
Combined Canadian federal and provincial income tax rate	26.50%	26.50%
Recovery of prior years’ provisions for settled tax items	0.10%	(0.50%)
Other, net	3.00%	0.00%
Income tax expense reported in the consolidated statements of income and comprehensive income	29.60%	26.00%